Equity (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Classes of Share Capital
The following table summarizes the changes to the shares and other equity instruments issued and outstanding and treasury instruments held as at and for the years ended October
31
,
2021
and October
31
,
2020
.

Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held
(millions of shares or other equity instrum en t s and millions of Canadian dollars)	October 31, 2021		October 31, 2020
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,816.1	$22,487	1,812.5	$21,713
Proceeds from shares issued on exercise of stock options	2.8	165	1.5	79
Shares issued as a result of dividend reinvestment plan	5.0	414	14.1	838

Purchase of shares for cancellation and other	–	–	(12.0)	(143)
Balance as at end of year – common shares	1,823.9	$23,066	1,816.1	$22,487
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1	20.0	$500	20.0	$500
Series 3	20.0	500	20.0	500
Series 5	20.0	500	20.0	500
Series 7	14.0	350	14.0	350
Series 9	8.0	200	8.0	200
Series 12 1	–	–	28.0	700
Series 14 2	–	–	40.0	1,000
Series 16	14.0	350	14.0	350
Series 18	14.0	350	14.0	350
Series 20	16.0	400	16.0	400
Series 22	14.0	350	14.0	350

Series 24	18.0	450	18.0	450

	158.0	$3,950	226.0	$5,650
Other Equity Instruments

Limited Recourse Capital Notes – Series 1 3	1.8	$1,750	–	$–
Balance as at end of year – preferred shares and other equity instruments	159.8	$5,700	226.0	$5,650
Treasury – common shares 4
Balance as at beginning of year	0.5	$(37)	0.6	$(41)
Purchase of shares	136.8	(10,859)	135.6	(8,752)

Sale of shares	(135.4)	10,744	(135.7)	8,756
Balance as at end of year – treasury – common shares	1.9	$(152)	0.5	$(37)
Treasury – preferred shares and other equity instruments 4
Balance as at beginning of year	0.1	$(4)	0.3	$(6)
Purchase of shares and other equity instruments	5.3	(205)	6.0	(122)

Sale of shares and other equity instruments	(5.3)	199	(6.2)	124
Balance as at end of year – treasury – preferred shares and other equity instruments	0.1	$(10)	0.1	$(4)

1
On April 30, 2021, the Bank redeemed all of its 28 million outstanding Non-Cumulative 5-Year Rate Reset Class A First Preferred Shares NVCC, Series 12 (“Series 12 Preferred Shares”), at a redemption price of $25.00 per Series 12 Preferred Share, for a total redemption cost of $700 million.

2
On October 31, 2021, the Bank redeemed all of its 40 million outstanding Non-Cumulative 5-Year Rate Reset Class A First Preferred Shares NVCC, Series 14 (“Series 14 Preferred Shares”), at a redemption price of $25.00 per Series 14 Preferred Share, for a total redemption cost of $1 billion; the redemption proceeds were paid after October 31, 2021.

3
For Limited Recourse Capital Notes, the number of shares represents the number of notes issued. Concurrently with issue of the LRCNs, the Bank issued 1.75 million Preferred Shares Series 26 at a price of $1,000 per share.

4	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
Preferred Shares Terms and Conditions
	Issue date	Annual yield (%) 1	Reset spread (%) 1	Next redemption/ conversion date 1	Convertible into 1
NVCC Rate Reset Preferred Shares 2
Series 1	June 4, 2014	3.662	2.24	October 31, 2024	Series 2
Series 3	July 31, 2014	3.681	2.27	July 31, 2024	Series 4
Series 5	December 16, 2014	3.876	2.25	January 31, 2025	Series 6
Series 7	March 10, 2015	3.201	2.79	July 31, 2025	Series 8
Series 9	April 24, 2015	3.242	2.87	October 31, 2025	Series 10
Series 16	July 14, 2017	4.50	3.01	October 31, 2022	Series 17
Series 18	March 14, 2018	4.70	2.70	April 30, 2023	Series 19
Series 20	September 13, 2018	4.75	2.59	October 31, 2023	Series 21
Series 22	January 28, 2019	5.20	3.27	April 30, 2024	Series 23

Series 24	June 4, 2019	5.10	3.56	July 31, 2024	Series 25

1
Non-cumulative preferred dividends for each Series are payable quarterly, as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next redemption/conversion date and every 5 years thereafter to equal the then 5-year Government of Canada bond yield plus the reset spread noted. Rate Reset Preferred Shares are convertible to the corresponding Series of Floating Rate Preferred Shares, and vice versa. If converted into a Series of Floating Rate Preferred Shares, the dividend rate for the quarterly period will be equal to the then 90-day Government of Canada Treasury bill yield plus the reset spread noted.

2
Subject to regulatory consent, redeemable on the redemption date noted and every 5 years thereafter, at $25 per share. Convertible on the conversion date noted and every 5 years thereafter if not redeemed. If converted, the holders have the option to convert back to the original Series of preferred shares every 5 years.